SHARE-BASED COMPENSATION - Restricted stock units activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of RSUs
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Nonvested		$ 0
2010 Plan
Number of RSUs
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.17
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	359,202
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	$ 277
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0.15
Restricted Stock Units (RSUs)
Number of RSUs
Unvested, beginning balance	2,808,129
Granted	888,716
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 5.48
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	7.29
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	$ 17.72
Forfeited	(1,051,507)
Unvested, ending balance	1,700,864	2,808,129
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Nonvested	$ 9,644
Vested	(944,474)
Weighted-average grant date fair value
Unvested, beginning balance (in dollars per share)	$ 14.18
Unvested, ending balance (in dollars per share)	$ 11.28	$ 14.18
Weighted-average remaining contractual terms (Years)
Weighted average remaining contractual life	6 years 1 month 6 days	7 years 4 months 24 days